CAPITAL STOCK- Private Placement Offering (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 21, 2025	Oct. 31, 2024	Apr. 30, 2026	Mar. 31, 2026	Mar. 31, 2026	Oct. 03, 2025
Class of Warrant or Right [Line Items]
Net proceeds from transaction		$ 5,700,000
Threshold term of filing registration statement	30 days
USDC
Class of Warrant or Right [Line Items]
Proceeds received in crypto					$ 5,869,873
ONBC Trust Units
Class of Warrant or Right [Line Items]
Proceeds received in crypto					$ 11,434,720
Pre-Funded Warrants
Class of Warrant or Right [Line Items]
Exercise price		$ 0.0001				$ 0.0001
Warrants term	5 years					5 years
Number of warrants exercised			344,802	695,270	1,102,000
Series E Warrants
Class of Warrant or Right [Line Items]
Exercise price						$ 3.82
Warrants term	5 years					5 years
Private Placement
Class of Warrant or Right [Line Items]
Net proceeds from transaction	$ 24,900,000
Net proceeds received in cash	7,600,000
Private Placement | USDC
Class of Warrant or Right [Line Items]
Proceeds received in crypto	5,900,000
Private Placement | ONBC Trust Units
Class of Warrant or Right [Line Items]
Proceeds received in crypto	$ 11,400,000
Cash Private Placement Offering | Cash Pre-Funded Warrants
Class of Warrant or Right [Line Items]
Number of common stock called by warrants						4,620,485
Offering price per share						$ 3.32
Exercise price						$ 0.0001
Cash Private Placement Offering | Series E-1 Warrants
Class of Warrant or Right [Line Items]
Number of common stock called by warrants						4,620,485
Exercise price						$ 3.82
Cryptocurrency Private Placement Offering | Cryptocurrency Pre-Funded Warrant
Class of Warrant or Right [Line Items]
Number of common stock called by warrants	3,444,191
Offering price per share	$ 3.32
Exercise price	0.0001
Consideration to be received	$ 0.126
Cryptocurrency Private Placement Offering | Series E-2 Warrants
Class of Warrant or Right [Line Items]
Number of common stock called by warrants	3,444,191
Exercise price	$ 3.82